Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss per share

16.  Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2022, 2023 and 2024 as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands, except for share and per share data)
Numerator:
Net loss attributable to ordinary shareholders - basic and diluted	(1,244,962)	(964,384)	(268,043)
Denominator:
Weighted-average ordinary shares outstanding - basic and diluted	1,325,036,140	1,528,540,765	5,736,262,553
Net loss per share attributable to ordinary shareholders:
- Basic and diluted	(0.94)	(0.63)	(0.05)

For the years ended December 31, 2022, 2023 and 2024, the Group had potential ordinary shares, including share options granted and Preferred Shares. As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, these potential ordinary shares were antidilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of share options excluded from the calculation of diluted net loss per share of the Company were 64,117,791, 76,965,197 and 123,711,905 for the years ended December 31, 2022, 2023 and 2024, respectively. Preferred Shares to be converted into ordinary shares were 3,837,917,495, 3,945,881,532 and nil for the years ended December 31, 2022, 2023 and 2024 on a weighted-average basis, respectively.